UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 6/30/15

Item 1. Proxy Voting Records.

Templeton Constrained Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton Emerging Markets Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton Global Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton Global Total Return Fund

Templeton Global Total Return Fund

VERSO CORPORATION Meeting Date: MAY 21, 2015 Record Date: APR 07, 2015 Meeting Type: ANNUAL
Ticker: VRS Security ID: 92531L108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Robert M. Amen	Management	For	For
1.2	Elect Director Thomas Gutierrez	Management	For	For
1.3	Elect Director Eric L. Press	Management	For	For
1.4	Elect Director L.H. Puckett, Jr.	Management	For	For
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	For

Templeton International Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Income Trust

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 26, 2015

* Print the name and title of each signing officer under his or her signature.